Income and Expenses - Summary of Compensation and Employee Benefits (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Salaries and other employee benefits	₱ 20,358	₱ 21,213	₱ 21,216
MRP	2,021	5,028	269
Pension benefit costs (Note 25)	1,426	1,743	2,213
Incentive plan (Note 25)	839	1,272	1,186
Total compensation and employee benefits	₱ 24,644	₱ 29,256	₱ 24,884